Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Inventories

	12.31.2018	12.31.2017
Non-current
Spare parts	706,104,589	658,647,259
Allowance for obsolete inventories	(28,837,294)	(23,163,458)

Total	677,267,295	635,483,801

Current
Finished products	387,427,380	206,308,504
Products in progress	1,076,713,866	919,201,091
Raw materials, materials and spare parts	1,864,881,423	1,622,044,796
Inventory in transit	—	759,306
Fuels	448,774,700	446,818,240

Total	3,777,797,369	3,195,131,937